UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21897

                                The Roxbury Funds
               (Exact name of registrant as specified in charter)

                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                         Roxbury Capital Management, LLC
                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2010 (UNAUDITED)

                                                       Shares          Value
                                                   -------------   -------------
COMMON STOCK - 95.8%
   CONSUMER DISCRETIONARY - 17.5%
      DIVERSIFIED CONSUMER SERVICES - 1.4%
         ChinaCast Education Corp.*                       83,150   $     607,826
         Coinstar, Inc.*                                  28,750         934,375
                                                                   -------------
                                                                       1,542,201
                                                                   -------------
      HOTELS, RESTAURANTS & LEISURE - 2.0%
         Brinker International, Inc.                      44,085         849,959
         LIFE TIME FITNESS, Inc.*                          3,975         111,697
         Texas Roadhouse, Inc. - Class A*                 93,650       1,300,799
                                                                   -------------
                                                                       2,262,455
                                                                   -------------
      HOUSEHOLD DURABLES - 3.6%
         Jarden Corp.                                     40,355       1,343,418
         La-Z-Boy, Inc.*                                  95,300       1,195,062
         Ryland Group, Inc.                               62,750       1,408,110
                                                                   -------------
                                                                       3,946,590
                                                                   -------------
      INTERNET & CATALOG RETAIL - 0.7%
         drugstore.com, Inc.*                            203,215         725,478
                                                                   -------------
      MULTI-LINE RETAIL - 2.7%
         Big Lots, Inc.*                                  47,870       1,743,425
         Dollar Tree, Inc.*                               20,630       1,221,709
                                                                   -------------
                                                                       2,965,134
                                                                   -------------
      SPECIALTY RETAIL - 5.0%
         Citi Trends, Inc.*                               34,815       1,129,399
         Collective Brands, Inc.*                         58,340       1,326,652
         GameStop Corp. - Class A*                        53,845       1,179,744
         Hhgregg, Inc.*                                   35,165         887,565
         RadioShack Corp.                                 44,425       1,005,338
                                                                   -------------
                                                                       5,528,698
                                                                   -------------
      TEXTILES, APPAREL & LUXURY GOODS - 2.1%
         Phillips-Van Heusen Corp.                        17,945       1,029,325
         Wolverine World Wide, Inc.                       45,600       1,329,696
                                                                   -------------
                                                                       2,359,021
                                                                   -------------
         TOTAL CONSUMER DISCRETIONARY                                 19,329,577
                                                                   -------------
   CONSUMER STAPLES - 2.0%
      FOOD & STAPLES RETAILING - 0.8%
         United Natural Foods, Inc.*                      31,279         879,878
                                                                   -------------
      PERSONAL PRODUCTS - 1.2%
         NBTY, Inc.*                                      28,745       1,379,185
                                                                   -------------
         TOTAL CONSUMER STAPLES                                        2,259,063
                                                                   -------------

                                                       Shares          Value
                                                   -------------   -------------
COMMON STOCK - CONTINUED
   ENERGY - 3.1%
      ENERGY, EQUIPMENT & SERVICES - 0.9%
         Key Energy Services, Inc.*                      104,440   $     997,402
                                                                   -------------
      OIL, GAS & CONSUMABLE FUELS - 2.2%
         InterOil Corp.*                                   6,610         428,328
         Whiting Petroleum Corp.*                         24,120       1,949,861
                                                                   -------------
                                                                       2,378,189
                                                                   -------------
         TOTAL ENERGY                                                  3,375,591
                                                                   -------------
   FINANCIALS - 5.1%
      CAPITAL MARKETS - 0.8%
         MF Global Holdings, Ltd.*                       116,040         936,443
                                                                   -------------
      COMMERCIAL BANKS - 1.1%
         Glacier Bancorp, Inc.                            29,145         443,878
         Umpqua Holdings Corp.                            56,785         752,969
                                                                   -------------
                                                                       1,196,847
                                                                   -------------
      CONSUMER FINANCE - 1.4%
         First Cash Financial Services, Inc.*             70,300       1,516,371
                                                                   -------------
      REAL ESTATE INVESTMENT TRUSTS - 1.0%
         Alexandria Real Estate Equities, Inc.            15,810       1,068,756
                                                                   -------------
      THRIFTS & MORTGAGE FINANCE - 0.8%
         First Niagara Financial
         Group, Inc.                                      66,280         942,502
                                                                   -------------
         TOTAL FINANCIALS                                              5,660,919
                                                                   -------------
   HEALTH CARE - 20.7%
      BIOTECHNOLOGY - 5.6%
         Dendreon Corp.*                                  44,100       1,608,327
         Human Genome Sciences, Inc.*                     47,005       1,419,551
         Metabolix, Inc.*                                 79,225         964,960
         United Therapeutics Corp.*                       41,025       2,269,913
                                                                   -------------
                                                                       6,262,751
                                                                   -------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
         Integra LifeSciences Holdings Corp.*              7,185         314,919
         Inverness Medical Innovations, Inc.*             76,785       2,990,776
         ResMed, Inc.*                                    18,885       1,202,030
                                                                   -------------
                                                                       4,507,725
                                                                   -------------
      HEALTH CARE PROVIDERS & SERVICES - 8.4%
         Bio-Reference Laboratories, Inc.*                25,420       1,117,717
         BioScrip, Inc.*                                 106,780         852,104
         Catalyst Health Solutions, Inc.*                 78,375       3,243,157

                      See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2010 (UNAUDITED) CONTINUED

                                                       Shares          Value
                                                   -------------   -------------
COMMON STOCK - CONTINUED
         Emergency Medical Services Corp. -
            Class A*                                      25,900   $   1,464,645
         IPC The Hospitalist Co.*                         16,285         571,766
         MEDNAX, Inc.*                                    18,985       1,104,737
         Team Health Holdings, Inc.*                      56,140         943,152
                                                                   -------------
                                                                       9,297,278
                                                                   -------------
      HEALTH CARE TECHNOLOGY - 2.6%
         SXC Health Solutions Corp.*                      42,545       2,862,428
                                                                   -------------
         TOTAL HEALTH CARE                                            22,930,182
                                                                   -------------
   INDUSTRIALS - 9.9%
      AIR FREIGHT & LOGISTICS - 2.1%
         Atlas Air Worldwide
         Holdings, Inc.*                                  43,325       2,298,391
                                                                   -------------
      COMMERCIAL SERVICES & SUPPLIES - 3.0%
         Aegean Marine Petroleum Network, Inc.            44,925       1,274,971
         GeoEye, Inc.*                                    47,609       1,404,465
         Global Defense Technology & Systems,
            Inc.*                                         46,725         626,115
                                                                   -------------
                                                                       3,305,551
                                                                   -------------
      MARINE - 1.0%
         Baltic Trading, Ltd.*                            79,115       1,072,008
                                                                   -------------
      PROFESSIONAL SERVICES - 1.1%
         Korn/ Ferry International*                       71,135       1,255,533
                                                                   -------------
      ROAD & RAIL - 2.7%
         Genesee & Wyoming, Inc. - Class A*               29,740       1,014,729
         Landstar System, Inc.                            23,600         990,728
         Old Dominion Freight Line, Inc.*                 31,010       1,035,424
                                                                   -------------
                                                                       3,040,881
                                                                   -------------
         TOTAL INDUSTRIALS                                            10,972,364
                                                                   -------------
   INFORMATION TECHNOLOGY - 32.5%
      COMMUNICATIONS EQUIPMENT - 4.4%
         DG Fastchannel, Inc.*                            36,655       1,171,127
         Finisar Corp.*                                   81,495       1,280,286
         JDS Uniphase Corp.*                             140,205       1,756,769
         RADWARE, Ltd.*                                   29,040         641,203
                                                                   -------------
                                                                       4,849,385
                                                                   -------------
      COMPUTERS & PERIPHERALS - 2.3%
         QLogic Corp.*                                   122,715       2,491,115
                                                                   -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS - 6.7%
         AVX Corp.                                        89,445       1,270,119
         Littelfuse, Inc.*                                29,710       1,129,277
         Newport Corp.*                                   21,785         272,313
         Plexus Corp.*                                    25,135         905,614

                                                       Shares          Value
                                                   -------------   -------------
COMMON STOCK - CONTINUED
         Power-One, Inc.*                                534,155   $   2,254,134
         Sanmina-SCI Corp.*                               91,090       1,502,985
                                                                   -------------
                                                                       7,334,442
                                                                   -------------
      INTERNET SOFTWARE & SERVICES - 1.8%
         DealerTrack Holdings, Inc.*                      49,075         838,201
         Internap Network Services Corp.*                209,715       1,174,404
                                                                   -------------
                                                                       2,012,605
                                                                   -------------
      IT SERVICES - 2.4%
         Acxiom Corp.*                                    87,470       1,569,212
         MAXIMUS, Inc.                                    18,285       1,114,105
                                                                   -------------
                                                                       2,683,317
                                                                   -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
         - 10.3%
         Atmel Corp.*                                    449,655       2,261,765
         Integrated Device Technology, Inc.*              91,315         559,761
         Intersil Corp. - Class A                        112,165       1,655,555
         Lattice Semiconductor Corp.*                    246,130         903,297
         O2Micro International, Ltd., ADR*                98,960         677,876
         RF Micro Devices, Inc.*                         161,720         805,366
         Spreadtrum Communications, Inc., ADR*            87,087         487,687
         Veeco Instruments, Inc.*                         74,545       3,242,708
         Verigy, Ltd.*                                    71,655         801,103
                                                                   -------------
                                                                      11,395,118
                                                                   -------------
      SOFTWARE - 4.6%
         ArcSight, Inc.*                                  41,270       1,161,750
         CommVault Systems, Inc.*                         39,144         835,724
         NetScout Systems, Inc.*                          68,920       1,019,327
         Smith Micro Software, Inc.*                      93,555         827,026
         Solera Holdings, Inc.                            33,055       1,277,576
                                                                   -------------
                                                                       5,121,403
                                                                   -------------
         TOTAL INFORMATION
         TECHNOLOGY                                                   35,887,385
   MATERIALS - 3.0%
      CHEMICALS - 1.9%
         Methanex Corp.                                   64,918       1,578,157
         Yongye International, Inc.*                      69,210         559,217
                                                                   -------------
                                                                       2,137,374
                                                                   -------------
      METALS & MINING - 1.1%
         Reliance Steel & Aluminum Co.                    23,695       1,166,505
                                                                   -------------
         TOTAL MATERIALS                                               3,303,879
                                                                   -------------

                     See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2010 (UNAUDITED) CONTINUED

                                                       Shares          Value
                                                   -------------   -------------
COMMON STOCK - CONTINUED
   TELECOMMUNICATION SERVICES - 2.0%
      WIRELESS TELECOMMUNICATION SERVICES - 2.0%
         SBA Communications
         Corp. - Class A*                                 62,510   $   2,254,736
                                                                   -------------
         TOTAL TELECOMMUNICATION
         SERVICES                                                      2,254,736
                                                                   -------------
         Total COMMON STOCK
         (Cost $83,007,129)                                          105,973,696
                                                                   -------------
SHORT-TERM INVESTMENTS - 3.7%
         Blackrock Liquidity Funds
            TempCash
            Portfolio - Institutional Series
            (seven day effective yield 0.13%)          2,014,188       2,014,188
         Blackrock Liquidity Funds
            TempFund
            Portfolio - Institutional Series
            (seven day effective yield 0.12%)          2,014,187       2,014,187
                                                                   -------------
         Total SHORT-TERM INVESTMENTS
            (Cost $4,028,375)                                          4,028,375
                                                                   -------------
         TOTAL INVESTMENTS
            (COST $87,035,504)+ - 99.5%                              110,002,071
         OTHER ASSETS IN EXCESS OF LIABILITIES
            - 0.5%                                                       572,678
                                                                   -------------
         NET ASSETS - 100.0%                                       $ 110,574,749
                                                                   =============

----------
ADR American Depositary Receipt

*    Non-income producing security.

+ The cost for federal income tax purposes is $87,035,504. At March 31, 2010, net unrealized appreciation was $22,966,567. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $23,303,836 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $337,269.

                     See notes to schedule of investments.

                          ROXBURY SMALL-CAP GROWTH FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

FAIR VALUE MEASUREMENTS: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:

                                                              LEVEL 2        LEVEL 3
                                TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                            MARCH 31, 2010       PRICE        INPUTS         INPUTS
                            --------------   ------------   -----------   ------------
Investment in securities*   $110,002,071     $110,002,071       $--            $--
                            ============     ============       ===            ===

* Common stocks and short-term investments are level 1. Please refer to schedule of investments for industry or sector breakout.

     For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Roxbury Funds


By (Signature and Title)*  /s/ Brian C. Beh
                           -------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                           -------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date April 22, 2010


By (Signature and Title)*  /s/ Lance Simpson
                           -------------------------------------
                           Lance Simpson, Treasurer and CCO
                           (principal financial officer)

Date April 22, 2010

* Print the name and title of each signing officer under his or her signature.